Leases (Details) - Schedule of weighted average remaining lease terms and discount rates	Dec. 31, 2022
Schedule Of Weighted Average Remaining Lease Terms And Discount Rates Abstract
Weighted average remaining lease term (years)	7 years 5 months 1 day
Weighted average discount rate	4.35%